Federated Hermes MDT Small Cap Core Fund
Portfolio of Investments
April 30, 2021 (unaudited)
Shares			Value
		COMMON STOCKS—98.1%
		Communication Services—3.4%
89,440	[1]	AMC Networks, Inc.	$4,497,043
454,582	[1]	CarGurus, Inc.	11,219,084
230,538	[1]	Cars.com, Inc.	3,045,407
208,587	[1]	Eventbrite, Inc.	4,916,396
263,588	[1]	Yelp, Inc.	10,359,008
		TOTAL	34,036,938
		Consumer Discretionary—15.2%
191,988	[1]	Abercrombie & Fitch Co., Class A	7,197,630
114,603	[1]	Academy Sports and Outdoors, Inc.	3,530,918
354,304	[1]	American Axle & Manufacturing Holdings, Inc.	3,287,941
24,407	[1]	American Public Education, Inc.	743,437
148,240	[1,2]	Bed Bath & Beyond, Inc.	3,753,437
49,987		Big Lots, Inc.	3,446,104
64,081	[1]	Bloomin Brands, Inc.	2,024,960
47,554	[1]	Bluegreen Vacations Holding Corp.	880,700
89,156	[1]	Brinker International, Inc.	5,985,042
167,479		Camping World Holdings, Inc.	7,292,036
30,085	[1]	Century Communities, Inc.	2,224,485
32,466	[1]	Citi Trends, Inc.	3,395,944
71,998	[1]	Container Store Group, Inc.	1,014,452
82,208	[1]	CROCs, Inc.	8,230,665
24,593	[2]	Dillards, Inc., Class A	2,432,494
102,313	[1]	Funko, Inc.	2,203,822
41,445		Installed Building Products, Inc.	5,580,569
3,902	[1]	iRobot Corp.	424,538
59,353		Jack in the Box, Inc.	7,160,939
81,412		Kontoor Brands, Inc.	5,115,116
64,849	[1]	Lovesac Co./The	4,751,486
323,241	[1]	Modine Manufacturing Co.	5,262,364
92,342		Movado Group, Inc.	2,896,769
10,718		Murphy USA, Inc.	1,494,089
37,393	[1]	National Vision Holdings, Inc.	1,884,981
13,454	[1]	ODP Corp./The	543,945
37,639	[1]	Perdoceo Education Corp.	438,871
11,131	[1]	Red Robin Gourmet Burgers	404,723
270,306	[1]	Red Rock Resorts, Inc.	9,901,309
137,037		Rent-A-Center, Inc.	7,886,479
113,375	[1]	SeaWorld Entertainment, Inc.	6,208,415
26,363	[1]	Shake Shack, Inc.	2,866,976
43,186		Shutterstock, Inc.	3,764,955
15,416	[1]	Sleep Number Corp.	1,724,896
46,624		Sonic Automotive, Inc.	2,300,428
170,991	[1]	Sonos, Inc.	6,844,770
7,401	[1]	TopBuild Corp.	1,645,834
25,422		Tupperware Brands Corp.	619,534
86,041	[1]	Vista Outdoor, Inc.	2,805,797
41,558	[1,3]	XPEL, Inc.	2,663,868

Shares			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
124,517	[1]	YETI Holdings, Inc.	$10,636,242
		TOTAL	153,471,960
		Consumer Staples—2.2%
67,983	[1]	Bellring Brands, Inc.	1,753,282
68,563	[1]	BJ’s Wholesale Club Holdings, Inc.	3,062,709
82,634	[1]	Central Garden & Pet Co., Class A	4,071,377
11,202		Coca-Cola Bottling Co.	3,284,986
39,930	[1]	elf Beauty, Inc.	1,207,883
70,774	[1]	Hostess Brands, Inc.	1,082,134
26,420		Ingles Markets, Inc., Class A	1,619,282
53,001		Primo Water Corp.	887,237
67,693		SpartanNash Co.	1,311,213
52,274	[1]	United Natural Foods, Inc.	1,926,820
120,282		Vector Group Ltd.	1,569,680
		TOTAL	21,776,603
		Energy—2.1%
86,063	[1]	Antero Resources Corp.	776,288
39,505	[1]	Bonanza Creek Energy, Inc.	1,307,220
111,305	[1]	Gulf Island Fabrication, Inc.	463,029
229,437	[1]	Magnolia Oil & Gas Corp.	2,583,461
44,826		Matador Resources Co.	1,179,372
19,079	[1]	Nabors Industries Ltd.	1,542,537
253,565	[1]	Newpark Resources, Inc.	720,125
370,978	[1]	Oceaneering International, Inc.	3,988,014
338,192	[1]	Oil States International, Inc.	1,897,257
115,117		Ovintiv, Inc.	2,754,750
34,995	[1]	PDC Energy, Inc.	1,277,667
42,127	[1]	Renewable Energy Group, Inc.	2,338,891
		TOTAL	20,828,611
		Financials—16.5%
29,171		1st Source Corp.	1,388,248
111,664		Ares Commercial Real Estate Corp.	1,648,161
221,738		Artisan Partners Asset Management, Inc.	11,290,899
15,433		BankUnited, Inc.	719,332
193,993		Brightsphere Investment Group, Inc.	4,366,782
22,304		CNO Financial Group, Inc.	569,421
38,053	[2]	Cowen Group, Inc.	1,502,713
80,321	[1]	Customers Bancorp, Inc.	2,772,681
100,997		Donegal Group, Inc., Class A	1,558,384
20,098	[1]	Donnelley Financial Solutions, Inc.	614,195
466,320		Eastern Bankshares, Inc.	9,946,606
48,387		Employers Holdings, Inc.	1,958,706
62,276		Financial Institutions, Inc.	1,988,473
66,716		First BanCorp	838,620
191,731		First Bancorp, Inc.	8,129,394
145,788		First Foundation, Inc.	3,469,754
46,355		Flagstar Bancorp, Inc.	2,157,362
277,245		Great Western Bancorp, Inc.	9,162,947
104,743	[1]	Green Dot Corp.	4,793,040
46,590		Heartland Financial USA, Inc.	2,342,079
146,181		HomeStreet, Inc.	5,970,032
124,373		Horace Mann Educators Corp.	4,987,357

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
20,085		Houlihan Lokey, Inc.	$1,331,033
38,484		Independent Bank Corp.- Michigan	906,683
707,766		Investors Bancorp, Inc.	10,361,694
44,195		KKR Real Estate Finance Trust, Inc.	932,515
100,735		Live Oak Bancshares, Inc.	6,443,011
138,582		Meridian Bancorp, Inc.	3,064,048
151,317		Moelis & Co.	8,213,487
233,740		Navient Corp.	3,933,844
3,322	[1]	Nicolet Bankshares, Inc.	264,963
177,500		Northwest Bancshares, Inc.	2,492,100
42,829		Peapack-Gladstone Financial Corp.	1,370,528
70,921		PJT Partners, Inc.	5,214,821
17,855		Preferred Bank Los Angeles, CA	1,170,217
277,040		ProAssurance Corp.	6,926,000
146,879		QCR Holdings, Inc.	7,082,505
55,760		Selective Insurance Group, Inc.	4,245,566
10,240		ServisFirst Bancshares, Inc.	647,578
9,198	[1]	Silvergate Capital Corp.	986,210
82,015		StepStone Group, Inc.	2,731,099
41,900		TriCo Bancshares	1,939,132
97,179	[1]	Triumph Bancorp, Inc.	8,612,975
18,444		Veritex Holdings, Inc.	623,038
141,145		Waterstone Financial, Inc.	2,780,556
134,084		Western New England Bancorp, Inc.	1,086,080
171,039	[2]	WisdomTree Investments, Inc.	1,160,500
		TOTAL	166,695,369
		Health Care—18.8%
104,525	[1,2]	Acorda Therapeutics, Inc.	545,621
66,205	[1,4]	Adeptus Health, Inc.	0
84,945	[1]	Alphatec Holdings, Inc.	1,358,271
96,407	[1]	Amphastar Pharmaceuticals, Inc.	1,677,482
118,462	[1]	ANI Pharmaceuticals, Inc.	3,942,415
19,310	[1]	Arvinas, Inc.	1,331,231
43,567	[1]	Avid Bioservices, Inc.	932,552
57,188	[1]	AxoGen, Inc.	1,070,559
98,320	[1,2]	Axonics, Inc.	6,187,278
13,965	[1]	Blueprint Medicines Corp.	1,345,109
370,078	[1]	Brookdale Senior Living, Inc.	2,420,310
239,793	[1]	Catalyst Pharmaceutical Partners, Inc.	1,098,252
296,264	[1]	Community Health Systems, Inc.	3,303,344
108,816	[1]	Cross Country Healthcare, Inc.	1,449,429
374,411	[1]	Cytomx Therapeutics, Inc.	3,504,487
33,931	[1]	Denali Therapeutics, Inc.	2,050,790
65,844	[1]	Dicerna Pharmaceuticals, Inc.	2,053,674
48,942	[1]	Eagle Pharmaceuticals, Inc.	1,998,302
11,633	[1]	Editas Medicine, Inc.	430,537
78,390	[1]	Emergent BioSolutions, Inc.	4,780,222
27,778	[1]	Evolent Health, Inc.	601,671
73,279	[1]	Evolus, Inc.	667,572
4,945	[1]	Glaukos Corp.	465,621
129,377	[1]	GlycoMimetics, Inc.	310,505
129,444	[1]	Halozyme Therapeutics, Inc.	6,465,728

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
46,858	[1]	Harpoon Therapeutics, Inc.	$1,060,865
30,317	[1]	Health Catalyst, Inc.	1,755,354
55,366	[1,2]	Hookipa Pharma, Inc.	749,656
124,821	[1]	IDEAYA Biosciences, Inc.	2,565,072
191,478	[1]	Immunogen, Inc.	1,543,313
4,422	[1]	Inari Medical, Inc.	505,390
10,033	[1]	Inogen, Inc.	656,058
142,559	[1]	Inovalon Holdings, Inc.	4,306,707
56,127	[1]	Inspire Medical Systems, Inc.	13,291,996
77,268	[1]	Intellia Therapeutics, Inc.	5,931,864
148,250	[1]	Ironwood Pharmaceuticals, Inc.	1,636,680
7,761	[1]	Karuna Therapeutics, Inc.	861,549
86,506	[1]	Krystal Biotech, Inc.	6,872,037
90,347	[1,2]	Lannett Co., Inc.	394,816
26,428		LeMaitre Vascular, Inc.	1,386,677
70,110	[1]	Magenta Therapeutics, Inc.	816,782
12,871	[1]	Medpace Holdings, Inc.	2,183,951
123,211	[1,2]	Omeros Corp.	2,175,906
17,468	[1]	Omnicell, Inc.	2,533,209
42,675	[1]	OptimizeRX Corp.	2,153,381
283,654	[1]	Organogenesis Holdings, Inc.	6,342,503
20,181	[1]	Orthofix Medical, Inc.	895,027
29,143		Owens & Minor, Inc.	1,051,771
60,025	[1]	Pacira BioSciences, Inc.	3,792,380
15,215		Patterson Cos., Inc.	489,010
39,189	[1]	Pennant Group, Inc./The	1,584,019
52,243	[1]	Phreesia, Inc.	2,703,575
108,603	[1]	Prestige Consumer Healthcare, Inc.	4,730,747
113,734	[1,2]	Puma Biotechnology, Inc.	1,121,417
52,218	[1]	Radius Health, Inc.	1,164,461
15,292	[1]	Rhythm Pharmaceuticals, Inc.	329,696
8,742	[1]	Scholar Rock Holding Corp.	282,804
168,132	[1]	Select Medical Holdings Corp.	6,341,939
154,374	[1]	Selecta Biosciences, Inc.	463,122
33,806	[1]	Shockwave Medical, Inc.	5,525,929
124,858	[1]	SI-BONE, Inc.	4,432,459
53,691	[1,2]	Soliton, Inc.	961,606
143,118	[1]	Stoke Therapeutics, Inc.	4,622,711
54,529	[1]	Supernus Pharmaceuticals, Inc.	1,660,408
24,161	[1]	Surgery Partners, Inc.	1,164,560
136,257	[1]	Sutro Biopharma, Inc.	2,794,631
8,085	[1]	Syneos Health, Inc.	686,012
57,961	[1]	TCR2 Therapeutics, Inc.	1,316,294
63,376	[1]	Tenet Healthcare Corp.	3,755,662
99,608	[1]	The Joint Corp.	5,526,252
145,926	[1]	Travere Therapeutics, Inc.	3,607,291
12,753	[1]	Turning Point Therapeutics, Inc.	972,161
266,334	[1]	Vanda Pharmaceuticals, Inc.	4,421,144
99,114	[1]	Vericel Corp.	6,186,696
97,882	[1]	Vocera Communications, Inc.	3,540,392
204,534	[1,2]	Voyager Therapeutics, Inc.	985,854
33,049	[1]	Xencor, Inc.	1,406,565

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
31,810	[1]	Y-mAbs Therapeutics, Inc.	$956,527
		TOTAL	189,187,850
		Industrials—14.6%
57,183		Advanced Drainage System, Inc.	6,385,054
195,595		Apogee Enterprises, Inc.	6,871,252
26,251		ArcBest Corp.	1,910,023
226,806	[1]	Astronics Corp.	3,948,692
129,392	[1]	Atkore, Inc.	10,128,806
81,270	[1]	Atlas Air Worldwide Holdings, Inc.	5,519,046
37,259	[1]	Beacon Roofing Supply, Inc.	2,098,799
123,730		Boise Cascade Co.	8,255,266
56,939	[1]	Builders Firstsource, Inc.	2,771,221
204,738	[1]	CECO Environmental Corp.	1,494,587
340,414		Costamare, Inc.	3,581,155
164,541	[1]	Echo Global Logistics, Inc.	5,380,491
102,939	[1]	Franklin Covey Co.	3,143,757
36,832	[1]	Fuelcell Energy, Inc.	357,639
242,543	[1]	GMS, Inc.	10,601,555
36,625		Heidrick & Struggles International, Inc.	1,549,238
17,924	[1]	Herc Holdings, Inc.	1,892,774
246,238		Hillenbrand, Inc.	12,087,823
81,951		Hurco Co., Inc.	2,815,017
33,545		ManTech International Corp., Class A	2,863,066
246,857	[1]	Mistras Group, Inc.	2,747,518
252,200	[1]	MRC Global, Inc.	2,375,724
82,537	[1]	MYR Group, Inc.	6,429,632
197,808	[1]	Now, Inc.	1,942,475
68,585		Powell Industries, Inc.	2,416,935
123,121		Primoris Services Corp.	4,021,132
134,262	[1]	Resideo Technologies, Inc.	4,029,203
62,293		Rexnord Corp.	3,110,289
6,832		Tennant Co.	539,113
38,402		Terex Corp.	1,804,510
191,908	[1]	Titan Machinery, Inc.	5,010,718
82,554	[1]	TriNet Group, Inc.	6,497,825
110,168		Triton International Ltd.	5,527,129
116,032	[1]	Upwork, Inc.	5,344,434
43,391	[1]	Veritiv Corp.	1,817,215
		TOTAL	147,269,113
		Information Technology—13.5%
22,693	[1]	Altair Engineering, Inc.	1,475,045
60,438	[1]	Ambarella, Inc.	5,892,101
79,092		Amkor Technology, Inc.	1,599,240
135,621	[1]	Avaya Holdings Corp.	3,901,816
72,995	[1]	Axcelis Technologies, Inc.	3,031,482
43,417	[1]	Blackbaud, Inc.	3,087,817
29,620	[1]	Box, Inc.	630,906
78,384	[1]	Cambium Networks Corp.	4,703,040
75,055	[1]	Cohu, Inc.	3,002,951
274,542	[1]	Commvault Systems, Inc.	19,083,414
413,634	[1]	Conduent, Inc.	2,812,711
11,369	[1]	Domo, Inc.	730,913

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
59,750		Evertec, Inc.	$2,384,025
106,772	[1]	Evo Payments, Inc.	3,044,070
45,274	[1]	Exlservice Holding, Inc.	4,182,412
197,347	[1]	Extreme Networks, Inc.	2,245,809
66,666	[1]	FormFactor, Inc.	2,609,974
143,095	[1]	Grid Dynamics Holdings, Inc.	2,061,999
15,472	[1]	Impinj, Inc.	734,301
30,035	[1]	International Money Express, Inc.	473,952
63,451	[1]	j2 Global, Inc.	7,677,571
163,669	[1]	MA-COM Technology Solutions Holdings, Inc.	9,265,302
59,308	[1]	NeoPhotonics Corp.	555,123
13,244	[1]	Netgear, Inc.	492,809
19,641	[1]	OSI Systems, Inc.	1,896,731
62,468	[1]	Plantronics, Inc.	2,498,095
19,728		QAD, Inc.	1,394,572
77,324	[1]	SailPoint Technologies Holding	3,775,731
18,444	[1]	Sanmina Corp.	753,253
136,248	[1]	Secureworks Corp.	1,772,587
13,527	[1]	Sitime Corp.	1,251,924
77,857	[1]	SMART Global Holdings, Inc.	3,593,101
77,987	[1]	SPS Commerce, Inc.	7,988,988
166,525	[1,2]	Synchronoss Technologies, Inc.	556,194
32,780		TTEC Holdings, Inc.	3,334,709
318,578	[1]	TTM Technologies, Inc.	4,778,670
44,059	[1]	Turtle Beach Corp.	1,224,400
11,201	[1]	Ultra Clean Holdings, Inc.	572,035
164,979	[1,2]	Veritone, Inc.	3,979,294
101,712	[1]	Workiva, Inc.	9,560,928
80,348	[1]	Zuora, Inc.	1,301,638
		TOTAL	135,911,633
		Materials—4.9%
267,974	[1]	Alcoa Corp.	9,818,567
65,788	[1]	Clearwater Paper Corp.	2,201,267
60,586		Commercial Metals Corp.	1,770,323
184,334	[1]	Domtar, Corp.	7,266,446
17,657		Fuller (H.B.) Co.	1,179,841
67,665	[1]	Koppers Holdings, Inc.	2,249,185
69,923		Louisiana-Pacific Corp.	4,606,527
129,419		Myers Industries, Inc.	2,919,693
154,866	[1]	O-I Glass, Inc.	2,553,740
235,025	[1]	Ranpak Holdings Corp.	4,519,531
53,805	[1]	Ryerson Holding Corp.	854,423
178,898		SunCoke Energy, Inc.	1,207,562
131,373		Trinseo SA	8,133,302
		TOTAL	49,280,407
		Real Estate—5.5%
56,883		CareTrust REIT, Inc.	1,375,431
303,692	[1]	Colony Capital, Inc.	2,125,844
137,795	[2]	CorEnergy Infrastructure Trust, Inc.	835,038
489,041		Independence Realty Trust	8,235,450
43,785		LTC Properties, Inc.	1,862,176
25,497	[1]	Marcus & Millichap Co., Inc.	900,554

Shares		Value
	COMMON STOCKS—continued
	Real Estate—continued
167,506	National Storage Affiliates Trust	$7,611,473
27,536	Newmark Group, Inc.	296,012
66,480	Plymouth Industrial REIT, Inc.	1,239,187
113,412	PotlatchDeltic Corp.	6,732,136
240,253	RMR Group, Inc./The	9,509,214
38,184	STAG Industrial, Inc.	1,394,098
27,072	Terreno Realty Corp.	1,746,685
988,594	Uniti Group, Inc.	11,269,972
53,521	Whitestone Project	522,900
	TOTAL	55,656,170
	Utilities—1.4%
7,773	Chesapeake Utilities Corp.	921,256
163,384	Clearway Energy, Inc.	4,342,747
52,824	Consolidated Water Co.	621,738
157,403	Portland General Electric Co.	8,005,517
	TOTAL	13,891,258
	TOTAL COMMON STOCKS (IDENTIFIED COST $773,861,884)	988,005,912
	INVESTMENT COMPANIES—3.3%
10,029,288	Federated Hermes Government Obligations Fund, Premier Shares, 0.02%[5]	10,029,288
22,684,922	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.05%[5]	22,689,459
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $32,718,747)	32,718,747
	TOTAL INVESTMENT IN SECURITIES—101.4% (IDENTIFIED COST $806,580,631)	1,020,724,659
	OTHER ASSETS AND LIABILITIES - NET—(1.4)%[6]	(13,909,539)
	TOTAL NET ASSETS—100%	$1,006,815,120

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended April 30, 2021, were as follows:
	Value as of 7/31/2020	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ Depreciation*	Net Realized Gain/ (Loss)*	Value as of 4/30/2021	Shares Held as of 4/30/2021	Dividend Income*
Consumer Discretionary:
Grid Dynamics Holdings, Inc.	$—	$2,263,794	$—	$(201,795)	$—	$2,061,999	143,095	$—
Lovesac Co./The	$—	$3,785,390	$—	$966,096	$—	$4,751,486	64,849	$—
Financials:
StepStone Group, Inc.	$—	$2,651,682	$—	$79,417	$—	$2,731,099	82,015	$5,119
Health Care:
Acorda Therapeutics, Inc.	$394,351	$—	$—	$151,316	$(46)	$545,621	104,525	$—
Amphastar Pharmaceuticals, Inc.	$1,702,621	$229,700	$—	$(254,839)	$—	$1,677,482	96,407	$—
Rhythm Pharmaceuticals, Inc.	$—	$306,602	$—	$23,094	$—	$329,696	15,292	$—
Information Technology:
International Money Express, Inc.	$—	$467,657	$—	$6,295	$—	$473,952	30,035	$—
Affiliated Issuers no longer in the portfolio at period end	$23,550,576	$470,460	$(25,586,808)	$(8,797,870)	$10,363,642	$—	—	$145,130
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$25,647,548	$10,175,285	$(25,586,808)	$(8,028,286)	$10,363,596	$12,571,335	536,218	$150,249

*	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2021, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 7/31/2020	$31,624,077	$44,520,839	$76,144,916
Purchases at Cost	$120,251,654	$259,536,013	$379,787,667
Proceeds from Sales	$(141,846,443)	$(281,361,802)	$(423,208,245)
Change in Unrealized Appreciation/Depreciation	N/A	$(2,178)	$(2,178)
Net Realized Gain/(Loss)	N/A	$(3,413)	$(3,413)
Value as of 4/30/2021	$10,029,288	$22,689,459	$32,718,747
Shares Held as of 4/30/2021	10,029,288	22,684,922	32,714,210
Dividend Income	$7,303	$26,822	$34,125

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of April 30, 2021, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$10,810,222	$12,149,288

3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2021, this restricted security amounted to $2,663,868, which represented 0.3% of total net assets.

4
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2021.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$953,524,572	$—	$0	$953,524,572
International	34,481,340	—	—	34,481,340
Investment Companies	32,718,747	—	—	32,718,747
TOTAL SECURITIES	$1,020,724,659	$—	$0	$1,020,724,659

The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust